LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
SCHEDULE OF RIGHT-OF-USE ASSET AND RELATED LEASE LIABILITIES

The following table summarizes supplemental condensed consolidated balance sheet information related to the operating leases as of June 30, 2023, and December 31, 2022:

	June 30, 2023	December 31, 2022
Right-of-use assets	$1,294,442	$1,485,023

Operating lease liabilities, current	$428,789	$423,495
Operating lease liabilities, non-current	865,653	1,061,528
Total operating lease liabilities	$1,294,442	$1,485,023

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Right-of-use asset	$1,485,023	$1,158,776

Operating lease liabilities, current	$423,495	$277,142
Operating lease liabilities, non-current	1,061,528	881,634
Total operating lease liabilities	$1,485,023	$1,158,776

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

As of June 30, 2023, the maturities of the lease liabilities for the periods ending December 31 are as follows:

2023	$211,747
2024	434,082
2025	444,934
2026	266,034
Total lease payments	1,356,797
Less: Present value discount	(62,355)
Total	$1,294,442

As of December 31, 2022, the maturities of the lease liabilities for years ended December 31 are as follows:

2023	$423,495
2024	434,082
2025	444,934
2026	266,034
Total lease payments	$1,568,545
Less: Present value discount	(83,522)
Total	$ 1,485,023